LEASES - Additional Information (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Weighted average remaining lease term for operating lease	9 years 4 months 24 days	9 years 6 months	7 years 8 months 12 days
Weighted average remaining lease term for finance lease	3 years 9 months 18 days	7 years 9 months 18 days	9 years 3 months 18 days
Weighted average discount rate for operating lease	5.66%	5.88%	5.88%
Weighted average discount rate for finance lease	5.02%	5.84%	5.90%